Schedule of Maturities of Debt (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Year One	$ 2,847,384
Year Two	705,565	$ 0
Year Three		2,471,503
Total	$ 3,552,949	$ 2,471,503